Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Revenues Generated

The following table summarizes the revenues generated from different product categories for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Swine vaccines	188,919	157,789	90,143	12,890
Poultry vaccines	15,430	15,506	12,480	1,785
Other vaccines	7,302	13,061	13,739	1,964
	211,651	186,356	116,362	16,639

The following table summarizes the revenues generated from different distribution channels for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Direct sales channel	159,529	121,774	51,897	7,421
Distribution network	49,623	59,854	61,501	8,795
Government tender and procurement	2,499	4,728	2,964	423
	211,651	186,356	116,362	16,639